Share Capital and Share Premium Account - Summary of Share Capital (Detail)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure Of Classes Of Share Capital And Share Premium [abstract]
Number of shares issuable under employee share schemes	56,723	38,647
Number of unissued shares not under option	4,564,209	4,588,799